Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Note 14. Earnings Per Share
As discussed in Note 1, Elanco Parent was formed for the purpose of facilitating the IPO. Lilly held all shares of Elanco Parent from the time of formation until the IPO.
Prior to IPO, there were an aggregate of 293,290,000 shares of our common stock held by Lilly (which represents the 100 shares held by Lilly prior to giving effect to the 2,932,900-for-1 stock split that occurred on September 19, 2018). In connection with the completion of the IPO, an additional 72,335,000 shares were issued. Earnings per share was calculated based on the assumption that the shares held by Lilly were outstanding for all periods prior to IPO.
We compute basic earnings per share by dividing net earnings available to common shareholders by the actual weighted average number of common shares outstanding for the reporting period. Diluted earnings per share reflects the potential dilution that could occur if holders of unvested restricted stock units and stock options converted their holdings into common stock.
Potential common shares that would have the effect of increasing diluted earnings per share are considered to be anti-dilutive and as such, these shares are not included in the calculation of diluted earnings per share. For the three months ended March 31, 2019, approximately 0.2 million of potential common shares were excluded from the calculation of diluted earnings per share because their effect was anti-dilutive.

Earnings Per Share
As discussed in Note 1, Elanco Parent was formed for the purpose of facilitating the IPO. Lilly held all shares of Elanco Parent from the time of formation until the IPO.
Prior to IPO, there were an aggregate of 293,290,000 shares of our common stock held by Lilly (which represents the 100 shares held by Lilly prior to giving effect to the 2,932,900-for-1 stock split that occurred on September 19, 2018). In connection with the completion of the IPO, an additional 72,335,000 shares of our common stock were issued.
Earnings per share was calculated based on the weighted average shares outstanding during each period based on the assumption that the shares held by Lilly were outstanding for all periods prior to IPO.